Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

Defiance Daily Target 2X Short RKLB ETF (RKLZ)

(the “Fund”)

listed on The Nasdaq Stock Market, LLC

November 14, 2025

Supplement to the Prospectus

and Statement of Additional Information (“SAI”),

each dated May 13, 2025

Effective immediately, all references to Rocket Lab USA Inc. in the Prospectus and SAI are hereby amended and restated as Rocket Lab Corporation.

In addition, effective immediately, the defined term RKLB in the Prospectus and SAI shall refer to Rocket Lab Corporation.

Please retain this Supplement for future reference.